COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5–COMMITMENTS
AND
CONTINGENCIES
Registration Rights
The holders of Founder Shares, Private Placement Units (including component securities contained therein), and Units (including component securities contained therein) that may be issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement signed prior to the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders of the majority of these securities are entitled to make up to two
 demands, excluding short form demands, that the Company register such securities. In addition, these holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Chardan may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the registration statement of which this prospectus forms a part and may not exercise its demand rights on more than one occasion.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to
900,000
 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions.
The underwriters were entitled to an underwriting discount of $
0.20
 per Unit, or $
1,200,000
 in the aggregate, equal to
2
% of the gross proceeds of the Initial Public Offering (or $
1,380,000
 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Initial Public Offering; provided that for each Unit purchased by investors that are sourced by the Sponsor, such underwriting discount was reduced to $
0.125
 per Unit payable in cash. In addition, $
0.30
 per Unit, or approximately $
1,800,000
 in the aggregate (or $
2,070,000
 in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In addition, the underwriters are entitled to receive
30,000
 shares of Common Stock (or
34,500
 shares if the underwriters’ over- allotment option is exercised in full) from the Sponsor, which will be placed in escrow until the consummation of an initial Business Combination. Such shares paid to the underwriters are referred to as the “Equity Participation Shares.” If a Business Combination is not consummated, the Equity Participation Shares will be returned to the Sponsor. The Equity Participation Shares have been deemed compensation by Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a lock-up
for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to FINRA Rule 5110(e)(1). Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. Chardan may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the registration statement and may not exercise its demand rights on more than one occasion.
Excise Tax
The Inflation Reduction Act (“IR Act”) of 2022 imposes a
1
% Excise Tax on the repurchase of corporate stock by a publicly traded U.S. corporation following December 31, 2022. For purposes of the Excise Tax, a repurchase will generally include redemptions, corporate buybacks and other transactions in which the corporation acquires its stock from a shareholder in exchange for cash or property, subject to exceptions for de minimis transactions and certain reorganizations.
As a result, subject to certain rules, the Excise Tax will apply to any redemption by a U.S.-domiciled special purpose acquisition company (“SPAC”) taking place after December 31, 2022, including redemptions (i) by shareholders in connection with the SPAC’s Initial Business Combination or a proxy vote to extend the lifespan of the SPAC, (ii) by SPACs if the SPAC does not complete a de-SPAC
transaction within the required time set forth in its constituent documents, or (iii) in connection with the wind-up
and liquidation of the SPAC. The financial responsibility for such Excise Tax resides with the Company and the Sponsor. This amount of
1
% has been included in these financial statements.
At this time, it has been determined that the IR Act tax provisions have an impact to the Company’s fiscal 2023 income tax provision as there were redemptions by the public stockholders in November 2023; as a result, the Company recorded $359,957 excise tax liability as of December 31, 2023. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.
Risks and Uncertainties
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (“SWIFT”) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which we may ultimately consummate an initial business combination.
The excise tax included in the Inflation Reduction Act of 2022 may decrease the value of the Company’s securities following its initial business combination, hinder its ability to consummate an initial business combination, and decrease the amount of funds available for distribution in connection with a liquidation.

NOTE 5–COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of Founder Shares, Private Placement Units (including component securities contained therein), and Units (including component securities contained therein) that may be issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement signed prior to the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders of the majority of these securities are entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, these holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Chardan may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the registration statement of which this prospectus forms a part and may not exercise its demand rights on more than one occasion.
Underwriting Agreement
The Company granted the underwriters
a 45-day option
from the final prospectus relating to the Initial Public Offering to purchase up to 900,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions.
The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $1,200,000 in the aggregate, equal to 2% of the gross proceeds of the Initial Public Offering (or $1,380,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Initial Public Offering; provided that for each Unit purchased by investors that are sourced by the Sponsor, such underwriting discount was reduced to $0.125 per Unit payable in cash. In addition, $0.30 per Unit, or approximately $1,800,000 in the aggregate (or $2,070,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In addition, the underwriters are entitled to receive 30,000 shares of Common Stock (or 34,500 shares if the underwriters’ over- allotment option is exercised in full) from the Sponsor, which will be placed in escrow until the consummation of an initial Business Combination. Such shares paid to the underwriters are referred to as the “Equity Participation Shares.” If a Business Combination is not consummated, the Equity Participation Shares will be returned to the Sponsor. The Equity Participation Shares have been deemed compensation by Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a lock-up for
a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to FINRA Rule 5110(e)(1). Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. Chardan may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the registration statement and may not exercise its demand rights on more than one occasion.
Excise Tax Liability
The Inflation Reduction Act (“IR Act”) of 2022 imposes a
1
% Excise Tax
Liability
on the repurchase of corporate stock by a publicly traded U.S. corporation following December 31, 2022
. For purposes of the Excise
Tax

Liability
, a repurchase will generally include redemptions, corporate buybacks and other transactions in which the corporation acquires its stock from a stockholder in exchange for cash or property, subject to exceptions for de minimis transactions and certain reorganizations.
As a result, subject to certain rules, the Excise Tax
Liability
will apply to any redemption by a U.S.-domiciled special purpose acquisition company (“SPAC”) taking place after December 31, 2022, including redemptions (i) by stockholders in connection with the SPAC’s initial Business Combination or a proxy vote to extend the lifespan of the SPAC, (ii) by SPACs if the SPAC does not complete a de-SPAC transaction
within the required time set forth in its constituent documents, or (iii) in connection with the wind-up and
liquidation of the SPAC. The financial responsibility for such Excise Tax resides with the Company and the Sponsor. This amount of
1
% has been included in these

unaudited condensed
 financial statements.
At this time, it has been determined that the IR Act tax provisions have an impact to the Company’s fiscal 2023 income tax provision as there were redemptions by the public stockholders in November 2023 and May 2024; as a result, the Company recorded $
530,415

and $
359,957
excise tax liability as of June 30, 2024 and December 31, 2024, respectively. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.
Risks and Uncertainties
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business
combination.
The excise tax included in the Inflation Reduction Act of 2022 may decrease the value of the Company’s securities following its initial business combination, hinder its ability to consummate an initial business combination, and decrease the amount of funds available for distribution in connection with a liquidation.